CONDENSED CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 USD ($)
Current assets:
Total current assets	$ 759,778
Total assets	2,612,604
Current liabilities:
Accounts payable and accrued expenses	721,089
Advances from related parties	$ 146,322
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Note payable, net of discount	$ 407,131
Total liabilities	2,614,637
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, $0.0001 par value; 18,000,000 shares authorized 9,998,446 shares issued and outstanding	1,000
Additional paid-in capital	6,026,457
Accumulated deficit	(5,666,895)
Total liabilities and stockholders' deficit	2,612,604
Digital Health Acquisition Corp.
Current assets:
Total current assets	106,998
Investments held in Trust Account	7,527,369
Total assets	7,634,367
Current liabilities:
Accounts payable and accrued expenses	1,886,312
Income taxes payable	187,225
Advances from related parties	$ 43,900
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Promissory Note - related party	$ 350,000
PIPE Forward Contract	170,666
Deferred underwriting fee payable	4,370,000
Total liabilities	7,665,614
Commitments and contingencies (Note 4)
Common stock subject to possible redemption, $0.0001 par value; 114,966 shares issued and outstanding at redemption value of $11.15 per share as of March 31, 2024 and December 31, 2023	7,395,349
Stockholders' deficit
Common stock, $0.0001 par value; 18,000,000 shares authorized 9,998,446 shares issued and outstanding	347
Additional paid-in capital	292,973
Accumulated deficit	(7,719,916)
Total stockholders' deficit	(7,426,596)
Total liabilities and stockholders' deficit	7,634,367
Extension Notes | Digital Health Acquisition Corp.
Current liabilities:
Total current liabilities	3,295,614
Bridge Notes | Digital Health Acquisition Corp.
Current liabilities:
Bridge Note, net of discount	292,800
Bifurcated Derivative	364,711
PIPE Forward Contract	$ 170,666